Note 2 - Segment and Revenue Information - Contribution by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Total revenue	$ 181,185	$ 149,417
Technology and platform fees	(1,956)	(2,284)
Content cost	(1,983)	(2,103)
Cost of inventory sold	(35,523)	(15,504)
Contribution by segment	87,885	69,991
Browser and News [member]
Statement Line Items [Line Items]
Total revenue	180,838	147,927
Technology and platform fees	(1,953)	(2,284)
Content cost	(1,983)	(2,103)
Cost of inventory sold	(35,523)	(15,504)
Marketing and distribution expenses	(51,387)	(59,238)
Credit loss expense	(2,441)	(114)
Total direct expenses	(93,288)	(79,242)
Contribution by segment	87,550	68,685
All other segments [member]
Statement Line Items [Line Items]
Total revenue	347	1,490
Technology and platform fees	(2)	0
Marketing and distribution expenses	(5)	(187)
Credit loss expense	(5)	3
Total direct expenses	(13)	(184)
Contribution by segment	335	1,306
Advertising [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	102,303	81,521
Advertising [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	45	14
Search [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	76,644	65,760
Technology licensing and other [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	1,891	646
Technology licensing and other [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 303	$ 1,476